Motley Fool Innovative Growth Factor ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace & Defense - 6.1%
Boeing Co. (a)	1,118	$ 258,426
Howmet Aerospace, Inc.	426	110,014
Lockheed Martin Corp.	264	140,039
Rocket Lab Corp. (a)	844	121,097
Textron, Inc.	197	18,077
		647,653

Biotechnology - 3.9%
Alnylam Pharmaceuticals, Inc. (a)	212	64,020
AnaptysBio, Inc. (a)	57	3,173
Beam Therapeutics, Inc. (a)	159	5,236
BioMarin Pharmaceutical, Inc. (a)	291	16,671
Bridgebio Pharma, Inc. (a)	572	37,901
Cullinan Therapeutics, Inc. (a)	174	2,861
Exelixis, Inc. (a)	446	22,514
First Tracks Biotherapeutics, Inc. (a)	66	1,053
Gilead Sciences, Inc.	1,591	213,878
Iovance Biotherapeutics, Inc. (a)	1,107	4,539
Moderna, Inc. (a)	469	22,132
TG Therapeutics, Inc. (a)	283	10,737
Viking Therapeutics, Inc. (a)	371	12,146
		416,861

Broadline Retail - 6.2%
Amazon.com, Inc. (a)	2,113	571,862
eBay, Inc.	651	71,135
Etsy, Inc. (a)	175	11,886
		654,883

Capital Markets - 0.4%
Cboe Global Markets, Inc.	114	38,026
Donnelley Financial Solutions, Inc. (a)	42	1,667
		39,693

Communications Equipment - 0.4%
Ubiquiti, Inc.	70	40,870

Consumer Staples Distribution & Retail - 0.2%
Maplebear, Inc. (a)	548	21,810
United Natural Foods, Inc. (a)	82	4,211
		26,021

Diversified Telecommunication Services - 0.0% (b)
Bandwidth, Inc. - Class A (a)	43	2,794

Entertainment - 5.0%
Live Nation Entertainment, Inc. (a)	332	55,912
Netflix, Inc. (a)	4,554	391,735
ROBLOX Corp. - Class A (a)	839	39,559
Roku, Inc. (a)	303	39,445
		526,651

Financial Services - 8.6%
Mastercard, Inc. - Class A	867	428,280
Toast, Inc. - Class A (a)	700	18,221
Visa, Inc. - Class A	1,427	465,716
		912,217

Ground Transportation - 2.3%
Uber Technologies, Inc. (a)	3,446	242,598

Health Care Equipment & Supplies - 0.8%
Align Technology, Inc. (a)	120	20,994
ClearPoint Neuro, Inc. (a)	32	406
DexCom, Inc. (a)	524	38,640
Insulet Corp. (a)	126	18,262
iRadimed Corp.	18	1,632
TransMedics Group, Inc. (a)	42	2,822
		82,756

Health Care Providers & Services - 0.2%
Guardant Health, Inc. (a)	178	23,085

Hotels, Restaurants & Leisure - 3.5%
Airbnb, Inc. - Class A (a)	878	117,046
Booking Holdings, Inc.	876	146,669
DoorDash, Inc. - Class A (a)	624	99,397
Planet Fitness, Inc. - Class A (a)	84	4,495
		367,607

Insurance - 0.1%
Lemonade, Inc. (a)	107	6,206
Trupanion, Inc. (a)	38	829
		7,035

Interactive Media & Services - 10.8%
Alphabet, Inc. - Class C	1,474	554,858
Match Group, Inc.	407	14,705
Meta Platforms, Inc. - Class A	719	454,775
Pinterest, Inc. - Class A (a)	1,252	25,102
Reddit, Inc. - Class A (a)	493	86,768
		1,136,208

IT Services - 6.8%
Cloudflare, Inc. - Class A (a)	441	106,643
GoDaddy, Inc. - Class A (a)	168	14,419
International Business Machines Corp.	1,110	330,558
MongoDB, Inc. (a)	121	40,602
Snowflake, Inc. - Class A (a)	749	191,407
Twilio, Inc. - Class A (a)	208	39,653
		723,282

Leisure Products - 0.3%
Hasbro, Inc.	346	29,815

Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	281	45,792

Lifecore Biomedical, Inc. (a)	74	371
Medpace Holdings, Inc. (a)	56	25,038
		71,201

Media - 0.3%
New York Times Co. - Class A	206	15,493
Trade Desk, Inc. - Class A (a)	553	11,923
		27,416

Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	136	6,259

Personal Care Products - 0.1%
elf Beauty, Inc. (a)	140	7,840

Pharmaceuticals - 6.7%
Axsome Therapeutics, Inc. (a)	150	35,172
Bristol-Myers Squibb Co.	2,559	146,324
Eli Lilly & Co.	472	521,560
		703,056

Real Estate Management & Development - 0.1%
Zillow Group, Inc. - Class C (a)	329	11,515

Semiconductors & Semiconductor Equipment - 16.2%
Astera Labs, Inc. (a)	349	119,655
Broadcom, Inc.	1,368	611,181
Cirrus Logic, Inc. (a)	72	12,236
Impinj, Inc. (a)	50	7,550
Lam Research Corp.	1,362	433,361
NVIDIA Corp.	2,482	524,050
Universal Display Corp.	70	6,448
		1,714,481

Software - 11.6%
Adobe Systems, Inc. (a)	836	216,700
Appfolio, Inc. - Class A (a)	95	15,311
AppLovin Corp. - Class A (a)	423	259,337
Autodesk, Inc. (a)	258	59,678
Box, Inc. - Class A (a)	245	6,605
Crowdstrike Holdings, Inc. - Class A (a)	323	236,113
Datadog, Inc. - Class A (a)	681	168,445
Docusign, Inc. (a)	299	15,703
Fair Isaac Corp. (a)	50	62,530
Gitlab, Inc. - Class A (a)	280	8,694
HubSpot, Inc. (a)	119	26,255
Manhattan Associates, Inc. (a)	68	10,203
Nutanix, Inc. - Class A (a)	503	26,191
Samsara, Inc. - Class A (a)	1,105	38,664
Workday, Inc. - Class A (a)	347	50,728
Zscaler, Inc. (a)	208	29,064
		1,230,221

Specialty Retail - 3.3%
Stitch Fix, Inc. - Class A (a)	378	1,346
TJX Cos., Inc.	1,625	251,469
Ulta Beauty, Inc. (a)	81	41,217

Urban Outfitters, Inc. (a)	124		9,008
Wayfair, Inc. - Class A (a)	258		18,643
Williams-Sonoma, Inc.	148		30,128
			351,811

Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	1,730		539,864
TOTAL COMMON STOCKS (Cost $9,427,236)			10,543,693

TOTAL INVESTMENTS - 99.8% (Cost $9,427,236)			10,543,693
Other Assets in Excess of Liabilities - 0.2%		0.00223	23,561
TOTAL NET ASSETS - 100.0%			$ 10,567,254

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Motley Fool Innovative Growth Factor ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 10,543,693	$ –	$ –	$ 10,543,693
Total Investments	$ 10,543,693	$ –	$ –	$ 10,543,693

Refer to the Schedule of Investments for further disaggregation of investment categories.